LOSS PER ORDINARY SHARE - Excluded from the computation of diluted loss per share (Details) - shares	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Antidilutive securities excluded from computation of earnings per share
Total	150,829,122	470,190,488
Share options/restricted shares
Antidilutive securities excluded from computation of earnings per share
Total	53,530,908	28,289,800
Convertible bonds payable
Antidilutive securities excluded from computation of earnings per share
Total	97,298,214	92,813,011
Redeemable preferred shares
Antidilutive securities excluded from computation of earnings per share
Total		349,087,677